Financial Instruments - Fair Values of Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 16,495	£ 14,083
Liabilities at fair value	3,367	3,422
Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,620	1,713
Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,747	1,709
Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	5,291	3,363
Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	866	973
Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	10,338	9,747
Level 1
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	9,870	9,227
Liabilities at fair value	0	0
Level 1 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Level 1 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	15	18
Level 1 | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	9,855	9,209
Level 2
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	6,187	4,211
Liabilities at fair value	3,321	3,326
Level 2 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,604	1,652
Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,717	1,674
Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	5,226	3,279
Level 2 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	508	450
Level 2 | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	453	482
Level 3
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	438	645
Liabilities at fair value	46	96
Level 3 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	16	61
Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	30	35
Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	65	84
Level 3 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	343	505
Level 3 | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 30	56
Exchange Rate Contracts | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value	£ 510	663
Exchange Rate Contracts | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 4,146	2,325
Valuation technique	A
Exchange Rate Contracts | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 0	0
Exchange Rate Contracts | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Exchange Rate Contracts | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	510	659
Exchange Rate Contracts | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	4,144	2,319
Exchange Rate Contracts | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	4
Exchange Rate Contracts | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 2	6
Interest Rate Contracts | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A & C
Liabilities at fair value	£ 2,790	2,089
Interest Rate Contracts | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 2,649	1,960
Valuation technique	A & C
Interest Rate Contracts | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 0	0
Interest Rate Contracts | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Interest Rate Contracts | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	2,788	2,087
Interest Rate Contracts | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	2,636	1,951
Interest Rate Contracts | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	2	2
Interest Rate Contracts | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 13	9
Equity and Credit Contracts | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	B & D
Liabilities at fair value	£ 113	171
Equity and Credit Contracts | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 162	292
Valuation technique	B & D
Equity and Credit Contracts | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 0	0
Equity and Credit Contracts | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Equity and Credit Contracts | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	85	142
Equity and Credit Contracts | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	112	223
Equity and Credit Contracts | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	28	29
Equity and Credit Contracts | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	50	69
Netting | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	(1,666)	(1,214)
Netting | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	(1,666)	(1,214)
Netting | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Netting | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Netting | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	(1,666)	(1,214)
Netting | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	(1,666)	(1,214)
Netting | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Netting | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Loans and Advances to Customers | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 607	540
Valuation technique	A
Loans and Advances to Customers | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 30	56
Valuation technique	D
Loans and Advances to Customers | Level 1 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 0	0
Loans and Advances to Customers | Level 1 | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Loans and Advances to Customers | Level 2 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	504	448
Loans and Advances to Customers | Level 2 | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Loans and Advances to Customers | Level 3 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	103	92
Loans and Advances to Customers | Level 3 | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	30	56
Debt securities | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 125	298
Valuation technique	A, B & D
Debt securities | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 10,308	9,691
Valuation technique	D
Debt securities | Level 1 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 0	2
Debt securities | Level 1 | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	9,855	9,209
Debt securities | Level 2 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	4	2
Debt securities | Level 2 | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	453	482
Debt securities | Level 3 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	121	294
Debt securities | Level 3 | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Equity securities | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 134	135
Valuation technique	B
Equity securities | Level 1 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 15	16
Equity securities | Level 2 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Equity securities | Level 3 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 119	119
Debt Securities | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value	£ 1,195	1,105
Debt Securities | Level 1 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Debt Securities | Level 2 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,189	1,099
Debt Securities | Level 3 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 6	6
Structured Deposits | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value	£ 415	435
Structured Deposits | Level 1 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Structured Deposits | Level 2 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	415	406
Structured Deposits | Level 3 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 0	29
Collateral and associated financial guarantees | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	D
Liabilities at fair value	£ 10	173
Collateral and associated financial guarantees | Level 1 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Collateral and associated financial guarantees | Level 2 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	147
Collateral and associated financial guarantees | Level 3 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 10	£ 26